Deferred Charges And Other Assets, net:	12 Months Ended
Dec. 31, 2010
Deferred Charges And Other Assets, net:
Deferred Charges And Other Assets, net:

9. Deferred Charges And Other Assets, net:

        Deferred charges and other assets, net at December 31, 2010 and 2009 consist of the following:

	2010	2009
Leasing	$189,853	$149,155
Financing	57,564	48,287
Intangible assets(1):
In-place lease values	99,328	109,705
Leasing commissions and legal costs	29,088	30,925
Other assets	152,167	116,484

	528,000	454,556
Less accumulated amortization(2)	(211,031)	(177,634)

	$316,969	$276,922

(1)
The estimated amortization of these intangibles assets for the next five years and thereafter is as follows:

Year Ending December 31,
2011	$10,792
2012	7,083
2013	6,156
2014	5,179
2015	4,257
Thereafter	34,090

$67,557

(2)
Accumulated amortization includes $60,859 and $58,188 relating to intangibles assets at December 31, 2010 and 2009, respectively. Amortization expense for intangible assets was $14,886, $19,815 and $65,119 for the years ended December 31, 2010, 2009 and 2008, respectively.

        The allocated values of above-market leases included in deferred charges and other assets, net and below-market leases included in other accrued liabilities at December 31, 2010 and 2009 consist of the following:

	2010	2009
Above-Market Leases
Original allocated value	$50,615	$50,573
Less accumulated amortization	(36,935)	(33,632)

	$13,680	$16,941

Below-Market Leases
Original allocated value	$121,813	$120,227
Less accumulated amortization	(83,780)	(71,416)

	$38,033	$48,811

        The allocated values of above and below-market leases will be amortized into minimum rents on a straight-line basis over the individual remaining lease terms. The estimated amortization of these values for the next five years and thereafter is as follows:

Year Ending December 31,	Above Market	Below Market
2011	$2,373	$8,971
2012	1,464	7,256
2013	1,205	6,041
2014	980	5,235
2015	891	4,432
Thereafter	6,767	6,098

	$13,680	$38,033